Share-based Payments Arrangement - Additional Information (Detail) $ / shares in Units, $ in Millions										12 Months Ended
	Oct. 30, 2025 $ / shares shares	Sep. 23, 2025 shares	Jun. 25, 2025 shares	Sep. 26, 2023 $ / shares shares	May 31, 2022 $ / shares shares	Feb. 26, 2021 $ / shares shares	Feb. 20, 2021 $ / shares shares	Nov. 13, 2020 $ / shares shares	Dec. 20, 2019 $ / shares shares	Dec. 31, 2025 TWD ($) $ / shares shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($) $ / shares shares	Dec. 31, 2023 TWD ($) $ / shares	Oct. 31, 2025 $ / shares	Oct. 31, 2024 $ / shares	Jul. 31, 2024 $ / shares	Sep. 30, 2023 $ / shares	Aug. 31, 2023 $ / shares	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation costs										$ 10,000,000	$ 0	$ 8,000,000	$ 8,000,000
Number of shares approved to be issued | shares										12,000,000,000		12,000,000,000
Compensation costs for stock options										$ 10,000,000	$ 0	$ 8,000,000	8,000,000
Bottom of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Service requirement period for vesting	2 years			2 years	2 years	2 years
Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Service requirement period for vesting	3 years			3 years	3 years	3 years
CHIEF Telecom Inc. (CHIEF) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of common share each option is eligible | shares								1,000
Option expire period								five years
Vesting period								two years
Compensation costs | $										0		2,700,000	5,000,000
Exercise Price								$ 206
Shares issued | shares								200
Compensation costs for stock options | $										$ 0		$ 2,700,000	$ 5,000,000
CHIEF Telecom Inc. (CHIEF) [Member] | Granted on November 13, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Outstanding stock options										0		7	93						142.25
Exercise Price								$ 193.5								$ 166.5		$ 171.7
Exercise price										$ 0		$ 166.5	$ 0
CHT Security Co., Ltd. (CHTSC) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of common share each option is eligible | shares							1,000		1,000
Compensation costs | $										$ 74,000		$ 200,000	$ 500,000
Compensation costs for stock options | $										$ 74,000		$ 200,000	$ 500,000
CHT Security Co., Ltd. (CHTSC) [Member] | Granted on December 20, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Option expire period									five years
Vesting period									one year
Outstanding stock options												0	40						1,083
Exercise Price									$ 19.085
Shares issued | shares									4,500
Exercise price												$ 0	$ 19.085
CHT Security Co., Ltd. (CHTSC) [Member] | Granted on February 20, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Option expire period							five years
Vesting period							one year
Outstanding stock options										2		655	1,519						2,343
Exercise Price							$ 19.085
Shares issued | shares							3,500
Exercise price										$ 19.085		$ 19.085	$ 19.085
IISI Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation costs | $										$ 1,800,000
Number of shares approved to be issued | shares		7.7
Shares reserved | shares		1,200,000
Percentage of total Issuance		15.00%
Compensation costs for stock options | $										$ 1,800,000
Fair value of options granted to employees										$ 1.57
C L P T Plan
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of common share each option is eligible | shares	1,000			1,000	1,000	1,000
Option expire period	four years			four years	four years	four years
Vesting period	two years			two years	two years	two years
Compensation costs | $										$ 9,700,000		$ 4,900,000	$ 2,900,000
Exercise Price	$ 16.87			$ 16.87	$ 16.87	$ 16.87
Shares issued | shares	305			755	600	690
Compensation costs for stock options | $										$ 9,700,000		$ 4,900,000	$ 2,900,000
C L P T Plan | Granted on February 26, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Outstanding stock options										0		25	440						510
Exercise Price						$ 15.9									$ 13.3		$ 14.4
Exercise price										$ 0		$ 13.3	$ 14.4
C L P T Plan | Granted on May 31, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Outstanding stock options										0		220	440						440
Exercise Price					$ 16.87									$ 12.6	14.1		15.3
Exercise price										$ 0		$ 0	$ 0
C L P T Plan | Granted on September 26, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Outstanding stock options										0		750	755						0
Exercise Price				$ 16.87										$ 12.6	$ 14.1		$ 15.3
Exercise price										$ 0		$ 0	$ 0
Employees [Member] | CHT Security Co., Ltd. (CHTSC) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation costs | $										$ 500,000
Number of shares approved to be issued | shares			3,700,000
Shares reserved | shares			600,000
Percentage of total Issuance			15.00%
Compensation costs for stock options | $										$ 500,000
Fair value of options granted to employees										$ 1.03